Matthews India Active ETF Annual Fund Operating Expenses - Matthews India Active ETF - ETF	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%